PIA Moderate Duration Bond Fund (Prospectus Summary) | PIA Moderate Duration Bond Fund
PIA Moderate Duration Bond Fund ("Moderate Duration Fund")
Investment Objective
The Moderate Duration Fund's investment objective is to seek to maximize total return through investing in bonds, while minimizing risk as compared to the market. Total return may include income and appreciation of bond prices resulting from changes in interest rates and/or bond spreads.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Moderate Duration Fund.
SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA Moderate Duration Bond Fund Advisor Class
Management Fees		0.30%
Distribution and Service (Rule 12b-1) Fees		0.10%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		0.79%
Less: Fee Waiver and Expense Reimbursement		(0.29%)
Net Annual Fund Operating Expenses	[1]	0.50%
[1]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Moderate Duration Fund to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund (excluding AFFE, interest, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least March 30, 2013, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the
Moderate Duration Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PIA Moderate Duration Bond Fund Advisor Class	51	223	410	951

Portfolio Turnover
The Moderate Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 256% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Moderate Duration Fund is a non-diversified investment company that will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Under normal market conditions, the Fund may purchase securities rated less than A, including up to 15% of its net assets in securities rated less than investment grade (i.e., BB, Ba, B or Caa) by a nationally recognized rating agency.

The Moderate Duration Fund primarily invests in securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities and investment grade debt securities, including convertible bonds.

The Moderate Duration Fund may invest up to 30% of its net assets in debt futures contracts, stock index futures contracts, option contracts, options on securities, options on stock indexes, options on debt futures, credit swaps, interest rate swaps and other derivative securities.

The Moderate Duration Fund may invest up to 20% of its net assets in other investment companies (mutual funds and exchange-traded funds ("ETFs")), including the PIA BBB Bond Fund and the PIA High Yield Fund. Investments in
other investment companies that invest predominantly in bonds are considered bonds for the 80% test and investments in other investment companies that invest predominantly in securities rated less than investment grade are considered securities rated less than investment grade for the 15% test.

Duration is a measure of a debt security's price sensitivity. Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration have lower risk associated with interest rates. Duration takes into account a debt security's cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. The weighted average duration of the Moderate
Duration Fund's portfolio will generally range as follows:

                               Short End Long End
                                2 years  7 years

In selecting investments for the Moderate Duration Fund, the Adviser primarily will consider credit quality, duration and yield. The Adviser actively trades the Fund's portfolio. The Fund's annual portfolio turnover rate generally will exceed 100%.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Moderate
Duration Fund. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests.
These risks include:

·  Market Risk. The prices of the securities in which the Moderate Duration Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

·  Management Risk. The Moderate Duration Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to produce the desired results.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   Moderate Duration Fund may not be able to make interest or principal payments.

·  Prepayment Risk. Issuers of securities held by the Moderate Duration Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

·  Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

·  ETF and Mutual Fund Risk. When the Moderate Duration Fund invests in an
   ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases
   ETFs.

·  Risks Associated with Mortgage-Backed Securities. These include Market Risk,
   Interest Rate Risk, Credit Risk, Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile. In particular, the recent events related to the U.S. housing market have had a severe negative impact on the value of some mortgage-
   backed securities and resulted in an increased risk associated with investments in the securities.

·  Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Moderate Duration Fund at quoted market prices.

·  Non-Diversification Risk. The Moderate Duration Fund is a non-diversified investment company. As such, it will invest in fewer securities than a diversified investment company and its performance may be more volatile because changes in a single security in the Fund's portfolio may have a greater effect on the Fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than if the Fund was diversified.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.

·  Derivatives Risk. The Moderate Duration Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.
   A derivative security is a financial contract whose value is based on (or
   "derived from") a traditional security (such as a bond) or a market index. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

·  Leverage Risk. Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

·  To Be Announced ("TBA") Securities Risk. The Moderate Duration Fund may
   invest in TBA securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

·  Dollar Roll Risk. Dollar rolls involve the risk that the Moderate Duration
   Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. In addition, the Fund earns interest by investing the  transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund's portfolio.

·  Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

·  Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation.

·  Risks Associated with High Yield Securities. The Moderate Duration Fund may invest in high yield securities. Securities with ratings lower than BBB or Baa are known as "high yield" securities (commonly known as "junk bonds"). High yield securities provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.
Performance
The following performance information provides some indication of the risks of investing in the Moderate Duration Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.
Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the Moderate Duration Fund's highest total return for a quarter was 6.16% (quarter ended December 31, 2008) and the lowest total return for a quarter was -2.09% (quarter ended June 30, 2004).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns PIA Moderate Duration Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Advisor Class	Return before taxes	5.48%	5.86%	5.00%
Advisor Class After Taxes on Distributions	Return after taxes on distributions	4.39%	4.65%	3.46%
Advisor Class After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	3.73%	4.33%	3.38%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Moderate Duration Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.